Note 2 - Cash, Cash Equivalents and Restricted Cash (Details Textual) - AUD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Interest Income, Deposits with Financial Institutions, Total	$ 14,347	$ 27,534
Letters of Credit [Member]
Security Deposit	35,000
Bank Guarantee for Commercial Lease [Member]
Security Deposit	250,000
Security Deposit on Credit Cards [Member]
Security Deposit	$ 70,000